Organization - Additional Information (Details)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Organization
Net asset of VIE, not pledged		¥ 12,482,195,898	$ 1,758,080,522	¥ 12,746,435,387
Variable Interest Entity
Organization
Net asset of VIE, not pledged		8,163,549,116	1,149,811,844	11,806,921,006
Asset not pledged as collateral | Variable Interest Entity
Organization
Net asset of VIE, not pledged		¥ 7,689,000,000	$ 1,083,000,000	¥ 11,022,000,000
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time") | Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Investment amount	¥ 99,900,000